INTANGIBLE ASSETS, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expense for intangible assets	$ 3,264	¥ 23,355	¥ 6,620	¥ 2,647
Estimated amortization expenses for next twelve months		39,672
Estimated amortization expenses for year two		25,902
Estimated amortization expenses for year three		23,530
Estimated amortization expenses for year four		19,883
Estimated amortization expenses for year five		¥ 17,026